Note 16 - Fair Value Measurements - Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale securities, Fair Value	$ 194,580	$ 183,611
Mortgage servicing rights	1,132	1,061	$ 1,313	$ 1,270
Total recurring	905,644	805,593
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	99,805	72,554
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	93,611	110,041
Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	1,164	1,016
Fair Value, Recurring [Member]
Mortgage servicing rights	1,132	1,061
Total recurring	195,712	184,672
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	99,805	72,554
Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	93,611	110,041
Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	1,164	1,016
Fair Value, Nonrecurring [Member]
Impaired Loans	1,463	1,495
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights
Total recurring	1,162	1,014
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	1,162	1,014
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Impaired Loans
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights
Total recurring	193,418	182,597
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value	99,805	72,554
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value	93,611	110,041
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value	2	2
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Impaired Loans
Fair Value, Inputs, Level 3 [Member]
Mortgage servicing rights	1,132	1,061	$ 1,313	$ 1,270
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Mortgage servicing rights	1,132	1,061
Total recurring	1,132	1,061
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Other Debt Obligations [Member]
Available-for-sale securities, Fair Value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Impaired Loans	$ 1,463	$ 1,495